Michael H. Bison 617.570.1933 mbison@goodwinprocter.com	Goodwin Procter LLP Counselors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

March 19, 2015

VIA EDGAR AND FEDERAL EXPRESS

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Jeffrey P. Riedler

Re:	Galapagos NV

Draft Registration Statement on Form F-1

Confidentially Submitted February 6, 2015

CIK No. 0001421876

Dear Mr. Riedler:

This letter is being submitted on behalf of Galapagos NV (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) with respect to the Company’s Confidential Draft Registration Statement on Form F-1 submitted on February 6, 2015 (the “Draft Registration Statement”), as set forth in your letter dated March 9, 2015 addressed to Mr. Van de Stolpe, Chief Executive Officer of the Company (the “Comment Letter”). The Company is concurrently confidentially submitting the Amendment No. 2 to the Draft Registration Statement on Form F-1 (the “Amendment No. 2”), which includes changes to reflect responses to the Staff’s comments.

For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter. Unless otherwise indicated, page references in the Staff’s comments refer to the Draft Registration Statement, and page references in the responses refer to the Amendment No. 2.

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. In addition to submitting this letter via EDGAR, we are sending via Federal Express two copies of each of this letter and Amendment No. 2 (marked to show changes from the Draft Registration Statement).

March 19, 2015

Summary, page 1

1.	We note that you have 25 discovery small-molecule and antibody programs. Please revise your pipeline table to identify the drug candidate for the arrow labeled CFTR corrector 2. If you have not yet identified a drug candidate for the arrow labeled “CFTR corrector 2,” please eliminate these programs from the pipeline table on pages 1 and 90.

RESPONSE: In response to the Staff’s comment, the Company has amended the pipeline table on pages 1 and 93 of the Amendment No. 2. The Company advises the Staff that it believes it is appropriate to reference this particular discovery program in the pipeline table (now in the form a footnote rather than an arrow) because this particular discovery program is not currently intended to identify a stand-alone product candidate but rather an additional corrector candidate to be used in combination with the Company’s existing potentiator and first corrector candidate as part of a combination therapy for CF.

Risk Factors

In connection with our global clinical trials . . ., page 14

2.	We note on page 97 that you are continuing to evaluate dose levels of 200 mg in your DARWIN trials and have previously tested dosages of up to 300 mg. Please expand your disclosure to discuss whether the FDA decision to exclude the 200 mg filgotinib dose for male subjects has impacted your clinical trials or may delay your commercialization efforts.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on pages 15, 16, 17 and 101 of the Amendment No. 2.

The instability of the euro . . ., page 40

3.	In this risk factor you state that “[a]n extended period of adverse development in the outlook for European countries could reduce the overall demand for oil and gas and for our services.” Clarify how reduced demand for oil and gas is relevant to your results of operations or financial condition.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on page 41 of the Amendment No. 2.

U.S. holders of the ADSs may suffer adverse tax consequences . . ., page 49

4.	In this risk factor, disclose that you do not intend to provide the information that would enable investors to take a qualified electing fund (“QEF”) election that could mitigate the adverse U.S. federal income tax consequences should you be classified as a PFIC (see, e.g., page 186).

March 19, 2015

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on page 51 of the Amendment No. 2.

Use of Proceeds, page 54

5.	Please expand your disclosure to include the approximate amount you plan to allocate to each of your clinical trials you expect to fund with the proceeds. For each study disclose the related indication and drug candidate. Please also provide an estimate of how far such proceeds will allow you to proceed in each clinical trial.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on page 56 of the Amendment No. 2.

Critical Accounting Estimates and Judgments

Recognition of Clinical Trial Expenses, page 87

6.	Please revise your disclosure to state whether there have been any material adjustments to estimates based on the actual costs incurred for each period presented and if so please quantify the amounts.

RESPONSE: The Company acknowledges the Staff’s comment and advises the Staff that there have not been any material adjustments to estimates based on the actual costs incurred for each period presented. In response to the Staff’s comment, the Company has amended the disclosure on page 90 of the Amendment No. 2.

Business, page 90

7.	We note on page 14 that in your DARWIN clinical trials for filgotinib in subjects with RA, the FDA has excluded the 200 mg filgotinib dose for male subjects based on safety margins. Please expand your disclosure in your business section to discuss any material communications from the FDA, including any partial clinical holds, and any material actions that you have taken or plan to take in response to the FDA’s communications.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on pages 15, 16, 17 and 101 of the Amendment No. 2. The Company advises the Staff that the FDA has not imposed a clinical hold or partial clinical hold for the filgotinib clinical program.

8.	Please amend your disclosure to indicate whether INDs have been submitted for filgotinib, GLPG1205, GLPG1837, or GLPG1690. Please also disclose when each IND was filed, the party who filed the IND, and the specific indications listed therein. If no INDs have been filed to support your clinical trials, please disclose why INDs were not required.

March 19, 2015

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on pages 100, 105, 107, 113 and 114 of the Amendment No. 2.

9.	We note on page 24 that Janssen Pharmaceutica NV returned their rights with respect to GLPG1205 to you. Please expand your disclosure in your business section to discuss any material communications from Janssen Pharmaceutica NV with regard to its decision to terminate this collaboration on GLPG1205.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on page 103 of the Amendment No. 2.

Previous Clinical Trials for Filgotinib for RA, page 98

10.	We note that you discuss the efficacy of your Phase 2a proof-of-concept trial for filgotinib and state that median laboratory values and p-values were visually inspected for trends over time on page 98. Please indicate the statistical significance of your results by providing a p-value for both of your Phase 2a trials. Additionally, please explain the meaning and significance of p-values the first time you refer to this statistic. If no statistical analysis was performed please disclose that also.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on pages 101 and 102 of the Amendment No. 2.

Collaborations with AbbVie, page 112

11.	For both your exclusive collaborations with Abbvie for JAK inhibitors and for CFTR modulators, please revise your disclosure to provide narrower information about the royalty provisions. For example, you may either provide a range of royalties within ten percent or a statement that the percentage is in the teens, twenties, etc. Additionally, please disclose the mutually agreed upon time period after which your right to receive royalties under each of the collaboration agreements expires for each your material products in each of the material countries.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on pages 116 and 118 of the Amendment No. 2. The Company further advises the Staff that the Company has disclosed the royalty period expiration information on pages 116 and 118 of the Amendment No. 2.

March 19, 2015

Alliance and Option Agreement with Janssen Pharmaceutica NV, page 116

12.	Please revise your disclosure to provide a range for the tiered royalty payments. For example, you may either provide a range of royalties within ten percent or a statement that the percentage is in the teens, twenties, etc. Additionally, please disclose the when the royalty obligations will expire.

RESPONSE: The Company acknowledges the Staff’s comment and advises the Staff that the alliance and option agreement with Janssen Pharmaceutica NV was terminated in March 2015, and therefore, the Company has deleted the detailed disclosure of such agreement and disclosed the termination of such agreement on pages 26, 103 and 114 of the Amendment No. 2.

Compensation of Members of the Executive Committee, page 149

13.	We note that you have disclosed on an individual basis only the annual compensation of your chief executive officer for fiscal 2014. Supplementally advise, with a view to disclosure, whether you are required to disclose, or otherwise have disclosed, the annual compensation of your other named executive officers on an individual basis in Belgium for 2014. See Form 20-F Item 6.B.

RESPONSE: The Company acknowledges the Staff’s comment and advises the Staff that it is not required to disclose, or otherwise has disclosed, the annual compensation of other named executive officers on an individual basis in Belgium in 2014.

Principal Shareholders, page 158

14.	Provide the number of your U.S. record holders and the percentage of your equity shares held by them. See Form 20-F Item 7.A.2.

RESPONSE: The Company acknowledges the Staff’s comment and advises the Staff that it has amended the disclosure on page 162 of the Amendment No. 2 to provide an estimated number of U.S. record holders and the percentage of its equity shares held by them.

Shares and ADSs Eligible for Future Sale

Rule 144, page 180

15.	Disclose that non-affiliates who have held your securities for at least six months can sell those securities without registration pursuant to Rule 144 only if you have satisfied Rule 144’s current public information requirement. See Rule 144(b)(1)(i) and (c).

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on page 185 of the Amendment No. 2.

March 19, 2015

Where You Can Find Additional Information, page 201

16.	Disclose, if true, that as a foreign private issuer, you will file your Exchange Act annual report on Form 20-F with the Commission by a date no later than 120 days following your fiscal year end.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on page 206 of the Amendment No. 2.

Notes to Unaudited Consolidated Financial Statements

18. Company disposal, page F-12

17.	Please explain how you determined the income tax expense associated with the €67.4 million gain on the sale of your service division, which appears to approximate €400,000 as disclosed on page F-9, and why the relationship between these amounts is reasonable.

RESPONSE: The Company acknowledges the Staff’s comment and advises the Staff that the income tax expense in connection with the sale of the service division was only €437 thousand, since the gain is considered a capital gain under Belgian tax law which is subject to a tax rate of less than 1%. In response to the Staff’s comment, the Company has amended the disclosure on page F-35 of the Amendment No. 2.

Consolidated Statement of Operations, page F-17

18.	Please explain why you reported “services cost of sales” of €5.5 million in 2012 as part of continuing operations instead of discontinued operations. In particular, tell us your consideration of guidance in paragraph 13 and Example 9 of IFRS 5 in determining your accounting treatment. Also, you state that “cost of sales reported within continuing operations in 2012 was related to the remaining position of our service business in Basel after the sale of the service division to Charles River on April 1, 2014.” Yet you also indicate that all remaining activities in your service business were closed down in 2012. Please explain this apparent contradiction. Revise your disclosure accordingly.

RESPONSE: The Company acknowledges the Staff’s comment and advises the Staff that the Company reported service cost of sales of €5.5 million in its continuing operations in the year 2012, which was indeed related to activities of its BioFocus DPI AG site in Basel (Switzerland). The termination of those service activities was separate and distinct from the sale of the service division to Charles River on April 1, 2014 and BioFocus DPI AG remains part of the consolidated group. In 2012, the termination of the services provided by BioFocus DPI AG did not qualify for discontinued operation accounting based on IFRS 5.13, which states (in part) that: “An entity shall not classify as held for sale a non-current asset (or disposal group) that is to be abandoned. This is because its carrying amount will be recovered principally through continuing use. However, if the disposal group to be abandoned meets the criteria in paragraph 32(a)–(c), the entity shall present the results and cash flows of the disposal group as discontinued operations…” IFRS 5.32 states that: “A discontinued operation is a component of the Group that either has been disposed of or is classified as held for sale and (a) represents a separate major line of business or geographical area of operations, (b) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations, or (c) is a subsidiary acquired exclusively with a view to resale.” Considering the above guidance, the

March 19, 2015

remaining activities of BioFocus DPI AG in 2012 were not classified as discontinued operations, since they do not meet the above criteria. Since BioFocus DPI AG was also not part of the sale of the remaining service division to Charles River on April 1, 2014, BioFocus DPI AG was also not presented as part of discontinued operations following that transaction. Based on the Staff’s comment, the Company acknowledges that the description of the transaction was confusing and has revised the disclosure in Note 1 and Note 40 on pages F-8 and F-47 and on pages 69 and 81 of the Amendment No. 2 to clarify the transaction.

Notes to the Consolidated Financial Statements

2. Significant Accounting Policies

Revenue recognition, page F-22

19.	You recognize upfront payments over the “required periods of our involvement.” Please quantify these periods of involvement for each collaboration and explain how upfront payment revenue of €38.1 million and €51.7 million recognized in 2012 and 2013 is consistent with the “period of involvement.” In addition, explain the relationship between milestone revenue of €27.7 million and €20.5 million recognized in 2012 and 2013 and the aggregate milestone payments described on pages 112-116. Revise your disclosure accordingly.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on revenue recognition in Note 2 on page F-9 and F-38 and on pages 68, 73 and 80 of the Amendment No. 2 to clarify that non-refundable, upfront payments received in connection with research and development collaboration agreements are deferred and recognized over the relevant period of the Company’s involvement. At inception, management estimates the period of the Company’s involvement as well as the cost involved in the project. Upfront payments are recognized over the estimated period of involvement, either on a straight line basis or based on the cost incurred under the project if such cost can be reliably estimated. Periodically, the Company reassesses the estimated time and cost to complete the project phase and adjusts the time period over which the revenue is deferred accordingly.

The Company further provides the Staff with the following details regarding revenue recognized for upfront and milestone payments.

Upfront payment revenue

Upfront payments predominantly relate to the Company’s collaboration agreements with AbbVie for RA, CD and CF.

Under the AbbVie RA and CD collaboration agreement, the Company received one-time, non-refundable, non-creditable upfront payments in the amount of $150 million (€111.6 million) in March 2012 and $20 million (€15.6 million) in connection with the first amendment to the collaboration agreement in May 2013. At inception and as of December 31, 2012, the period of involvement was estimated at 30 months starting in March 2012. As from April 2013 and as of

March 19, 2015

December 31, 2013, the Company changed the estimate of its period of involvement to 34 months due to delays that occurred in clinical trials and changed its recognition of the remaining unrecognized upfront payments accordingly. As of June 30, 2014 and December 31, 2014, the Company changed the estimate of its period of involvement from 34 months to 39 months and 40 months, respectively, due to additional delays and changed its recognition of the remaining unrecognized upfront payments accordingly.

Under the AbbVie CF collaboration program, the Company received a one-time non-refundable, non-creditable upfront payment of $45.0 million (€34.0 million) in October 2013. Upfront revenue is recognized over the period of its involvement, which is estimated to last until the end of 2015.

As such amounts of €38.2 million, €51.8 million and €45.8 million were recognized as upfront revenue for the years ended December 31, 2012, 2013 and 2014, respectively.

Milestone payment revenues

For the year ended December 31, 2014, $10 million of milestones (€8.0 million) were recognized in relation with the Company’s CF Collaboration Agreement with AbbVie. Under the RA, CD and CF arrangements with AbbVie, the Company may be eligible to receive future in-licensing payments up to $250 million, and milestone payments of up to $1,000 million and $350 million, respectively, from AbbVie depending on future progress of the collaborations. Further milestone payments of €11.8 million in 2014 primarily related to partnered programs with Janssen Pharmaceutica, Servier and GSK.

For the year ended December 31, 2013, €20.5 million of milestones primarily related to partnered programs with Janssen Pharmaceutica, Servier and GSK.

For the year ended December 31, 2012, €27.7 million of milestones primarily related to partnered programs with Janssen Pharmaceutica, Servier, GSK and Roche.

Exhibit Index

20.	Please file the employment agreements between the company and Onno van de Stolpe as an exhibit pursuant to Item 601(10)(iii) of Regulation S-K.

RESPONSE: In response to the Staff’s comment, the Company has filed the employment and management agreements between Onno van de Stolpe and the Company and its affiliates as Exhibit 10.6 of the Amendment No. 2.

March 19, 2015

Other Comments

21.	Please file all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

RESPONSE: The Company acknowledges the Staff’s comment.

22.	Prior to its use please provide us proofs of all graphic, visual or photographic information you will provide in the printed prospectus. Please note that we may have comments regarding this material.

RESPONSE: The Company acknowledges the Staff’s comment.

23.	Please supplementally provide us with any written materials that you or anyone authorized to do so on your behalf provides in reliance on Section 5(d) of the Securities Act to potential investors that are qualified institutional buyers or institutional accredited investors. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

RESPONSE: The Company respectfully advises the Staff that as of the date hereof no written communications have been presented to potential investors in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”). The Company will supplementally provide the Staff with any written communications that are presented to potential investors that are qualified institutional buyers or institutional accredited investors in reliance on Section 5(d) of the Securities Act that occur after the date hereof. The Company further advises the Staff that, except for the information submitted to the Staff under separate cover concurrently with this letter, to its knowledge, as of the date hereof no other research reports about the Company have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act (the “JOBS Act”) by any broker or dealer that is participating or will participate in the Company’s offering. The Company will supplementally provide the Staff with any research reports about the Company that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the JOBS Act by any broker or dealer that is participating or will participate in the Company’s offering that occur after the date hereof.

March 19, 2015

24.	Comments to your application for confidential treatment will be delivered under separate cover.

RESPONSE: The Company acknowledges the Staff’s comment.

If you should have any questions concerning the enclosed matters, please contact the undersigned at (617) 570-1933.

Sincerely,

/s/ Michael H. Bison

Michael H. Bison

Enclosures

cc:	Onno van de Stolpe, Chief Executive Officer, Galapagos NV

Bart Filius, Chief Financial Officer, Galapagos NV

Mitchell S. Bloom, Goodwin Procter LLP

Qing Nian, Goodwin Procter LLP